Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 21, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Global Thematic Fund (the “Fund”), a series of DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724 and 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 100 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement for the Fund and was filed electronically on December 19, 2011.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

                    /s/James M. Wall
James M. Wall
Director and Senior Counsel
Deutsche Asset Management

cc:           Adam Schlichtmann, Esq., Ropes & Gray LLP